Share based compensation - Compensation expense recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
2021 Option Plan
Share based compensation
Total compensation expense recognized	¥ 201,098
Total unrecognized compensation expense					$ 8,284	¥ 54,976
Weighted-average period	2 years 9 months
2021 Option Plan | Research and development expenses
Share based compensation
Total compensation expense recognized	¥ 93,824
2021 Option Plan | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	8,554
2021 Option Plan | General and administrative expenses
Share based compensation
Total compensation expense recognized	98,720
RSU
Share based compensation
Total compensation expense recognized	¥ 524,553		¥ 163,481	¥ 11,410
Weighted-average period	1 year 10 months 24 days
RSU | Research and development expenses
Share based compensation
Total compensation expense recognized	¥ 42,986		80,872	6,501
RSU | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	8,297		7,321	723
RSU | Cost of revenues
Share based compensation
Total compensation expense recognized			6,524
RSU | General and administrative expenses
Share based compensation
Total compensation expense recognized	¥ 473,270		68,764	¥ 4,186
RSU | 2021 Option Plan
Share based compensation
Total compensation expense recognized		$ 16,311	¥ 105,211